OPERATING LEASES (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
Operating Leased Assets [Line Items]
Document Period End Date		Dec. 31, 2018
Cost and accumulated depreciation of vessels leased on operating leases [Abstract]
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment		$ 396,168,000
Operating Leases, Income Statement, Lease Revenue	$ 0
Minimum future revenues to be received under non-cancelable operating leases [Abstract]
2019		313,018,000
2020		298,033,000
2021		250,742,000
2022		179,092,000
2023		161,125,000
Thereafter		209,844,000
Total minimum lease revenues		1,411,854,000
Assets Leased to Others [Member]
Cost and accumulated depreciation of vessels leased on operating leases [Abstract]
Cost		2,336,269,000	$ 2,256,747,000
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment		309,135,000	494,151,000
Vessels and equipment, net		$ 2,027,134,000	$ 1,762,596,000